COMMUNITY CAPITAL TRUST
CCM Alternative Income Fund (CCMNX)

Incorporated herein by reference is a supplement to the Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 12, 2017 (SEC Accession No. 0001398344-17-007538).